Staff costs	12 Months Ended
Sep. 30, 2025
Staff costs
Staff costs

18.    Staff costs

	2025	2024	2023
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	12,778	15,108	20,166
Social security costs	1,889	1,941	3,117
Pension costs	1,455	1,666	2,312
Share based compensation	5,604	601	18,252
	21,726	19,316	43,847

A total of $0.502 million (2024: $0.511 million; 2023: $1.956 million) relating to staff costs was capitalised in relation to development costs within intangibles within the year.

Total remuneration for key management personnel for 2025 was $3.032 million (2024 - $2.789 million; 2023 - $3.056 million). Total pension contributions of key management personnel totaled $0.129 million (2024 - $0.108 million; 2023 - $0.112 million) and is included within the total remuneration for key management personnel.  Nil (2024: nil; 2023: nil) share options were granted to key management personnel in the year. A total of 247,687 RSUs were granted to key management personnel for 2025 (2024 – 29,721; 2023 – 22,087). 2023 and 2022 RSUs have been restated for the reverse stock split effected in September 2024.

During the year remuneration payable to directors was as follows:

	2025	2024	2023
	$'000	$'000	$'000
Directors’ remuneration	291	1,221	1,395

The highest paid Directors remuneration totaled $291,546 (2024: $554,960; 2023: $595,683).